UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number: 28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia             November 12, 2010
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 80
                                              -----------------------

Form 13F Information Table Value Total:           $198,812
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Aegis Financial Corporation
Form 13F Information Table 09-30-2010:

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                                                                                                                         VOTING
NAME OF                              TYPE OF                          VALUE      SHR OR   SH/ PUT/ INVSTMNT OTHER      AUTHORITY
ISSUER                               CLASS                CUSIP      (x$1000)    PRN AMT  PRN CALL  DSCRTN  MGRS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Adams Resources and Energy Inc.      COM NEW              006351308  $    412      23,195 SH         SOLE    NONE    23,195
Alliance One International Inc.      COM                  018772103  $ 12,482   3,007,773 SH         SOLE    NONE 3,007,773
Alliance One International
Inc.5.500% Due 07-15-14              NOTE 5.500% 7/15/14  018772AQ6  $    544     500,000 PRN        SOLE    NONE   500,000
Allied Defense Group, Inc.           COM                  019118108  $    818     339,379 SH         SOLE    NONE   339,379
American Pacific Corp.               COM                  028740108  $  3,114     704,602 SH         SOLE    NONE   704,602
American Safety Insurance            ORD                  G02995101  $  6,443     394,318 SH         SOLE    NONE   394,318
Argo Group International Holdings
 Ltd.                                COM                  G0464B107  $    354      10,186 SH         SOLE    NONE    10,186
Arlington Asset Investment Corp.     CL A NEW             041356205  $  2,526     108,352 SH         SOLE    NONE   108,352
Aspen Insurance Holdings Ltd.        SHS                  G05384105  $  5,793     191,300 SH         SOLE    NONE   191,300
ATP Oil&Gas                          COM                  00208J108  $  7,856     575,500 SH         SOLE    NONE   575,500
Audiovox Corporation Class A         CL A                 050757103  $  4,729     691,333 SH         SOLE    NONE   691,333
Bassett Furniture Industries         COM                  070203104  $  6,733   1,365,743 SH         SOLE    NONE 1,365,743
Beazer Homes USA                     COM                  07556Q105  $    151      36,560 SH         SOLE    NONE    36,560
Black Rock High Income Shares        SHS BEN INT          09250E107  $     74      35,000 SH         SOLE    NONE    35,000
Bofi Holdings Inc.                   COM                  05566U108  $  5,098     429,504 SH         SOLE    NONE   429,504
Books-A-Million Inc.                 COM                  098570104  $  3,416     569,317 SH         SOLE    NONE   569,317
Bowl America Inc. - Class A          CL A                 102565108  $    251      20,057 SH         SOLE    NONE    20,057
Brandywine Operation Partners3.875%
 Due 10-15-26                        NOTE 3.875% 10/15/26 105340AH6  $     25      25,000 PRN        SOLE    NONE    25,000
Brandywine Realty Trust              SH BEN INT NEW       105368203  $    886      72,300 SH         SOLE    NONE    72,300
BRT Realty Trust                     SH BEN INT NEW       055645303  $  4,238     663,282 SH         SOLE    NONE   663,282
California First National Bank Corp. COM                  130222102  $  5,855     462,114 SH         SOLE    NONE   462,114
Century Casinos Inc.                 COM                  156492100  $  2,348   1,134,198 SH         SOLE    NONE 1,134,198
ChipMOS Technology Bermuda Ltd.      SHS                  G2110R106  $  1,034     743,750 SH         SOLE    NONE   743,750
Core-Mark Hldgs                      COM                  218681104  $  4,861     157,016 SH         SOLE    NONE   157,016
CVR Energy Inc.                      COM                  12662P108  $  3,084     373,833 SH         SOLE    NONE   373,833
Delta Apparel Inc.                   COM                  247368103  $ 10,306     687,048 SH         SOLE    NONE   687,048
Duckwall-ALCO                        COM                  264142100  $  4,421     338,541 SH         SOLE    NONE   338,541
Endeavor International Corp.6.000%
 Due 01-15-12                        COM                  29257MAB6  $    472     500,000 SH         SOLE    NONE   500,000
Endeavour International              COM                  29259G101  $    791     613,202 SH         SOLE    NONE   613,202
Energy Partners Ltd.                 COM NEW              29270U303  $  3,515     292,696 SH         SOLE    NONE   292,696
FBR Capital Markets Corp.            COM                  30247C301  $    381     121,451 SH         SOLE    NONE   121,451
First Federal Northern Michigan
 Bancorp.                            COM                  32021X105  $     86      35,640 SH         SOLE    NONE    35,640
Fisher Communications Inc.           COM                  337756209  $  1,224      70,245 SH         SOLE    NONE    70,245
Franklin Universal Trust             SH BEN INT           355145103  $     84      12,900 SH         SOLE    NONE    12,900
Frequency Electronics, Inc.          COM                  358010106  $  1,628     269,581 SH         SOLE    NONE   269,581
Frisch's Restaurants, Inc.           COM                  358748101  $    437      22,294 SH         SOLE    NONE    22,294
GulfMark Offshore, Inc.              CL A NEW             402629208  $  3,662     119,206 SH         SOLE    NONE   119,206
Hardinge Inc.                        COM                  412324303  $  2,719     355,020 SH         SOLE    NONE   355,020
Horizon Lines Inc.4.250%
 Due 08-15-12                        NOTE 4.25% 08/15/12  44044KAB7  $    683     750,000 PRN        SOLE    NONE   750,000
Hornbeck Offshore Service            COM                  440543106  $  5,954     305,466 SH         SOLE    NONE   305,466
Horsehead Holdings                   COM                  440694305  $  7,947     805,170 SH         SOLE    NONE   805,170
Imperial Sugar                       COM NEW              453096208  $  3,511     268,409 SH         SOLE    NONE   268,409
Integrated Electrical Services, Inc. COM                  45811E301  $    567     150,405 SH         SOLE    NONE   150,405
International Coal Group             COM                  45928H106  $    144      27,100 SH         SOLE    NONE    27,100
International Coal4.000%
 Due 04-01-17                        NOTE 4.000% 4/01/17  45928HAG1  $    578     500,000 PRN        SOLE    NONE   500,000
J. Alexanders Corp.                  COM                  466096104  $    510     122,310 SH         SOLE    NONE   122,310
LTX-Credence Corporation             COM                  502403207  $    285     136,512 SH         SOLE    NONE   136,512
Lubys. Inc.                          COM                  549282101  $  1,574     326,503 SH         SOLE    NONE   326,503
Magnum Hunter Resources              COM                  55973b102  $    631     152,366 SH         SOLE    NONE   152,366
Marlin Business Service              COM                  571157106  $  2,382     198,470 SH         SOLE    NONE   198,470
Medallion Financial Corp.            COM                  583928106  $  1,095     140,570 SH         SOLE    NONE   140,570
Mercer International Inc.            COM                  588056101  $  4,928   1,007,869 SH         SOLE    NONE 1,007,869
Mirant Corp.                         COM                  60467R100  $  3,974     398,952 SH         SOLE    NONE   398,952
Mitcham Industies, Inc.              COM                  606501104  $  1,724     232,955 SH         SOLE    NONE   232,955
Mod-Pac Corp.                        COM                  607495108  $    876     186,027 SH         SOLE    NONE   186,027
Noble Corp.                          NAME-AKT             H5833N103  $    804      23,800 SH         SOLE    NONE    23,800
Omega Protein Corp.                  COM                  68210P107  $  1,784     311,999 SH         SOLE    NONE   311,999
Parlux Fragrance                     COM                  701645103  $    230     102,190 SH         SOLE    NONE   102,190
Patriot Coal Corporation             COM                  70336t104  $  4,264     373,700 SH         SOLE    NONE   373,700
Patterson-UTI Energy Inc.            COM                  703481101  $  2,554     149,550 SH         SOLE    NONE   149,550
Penn Millers Holding                 COM                  707561106  $  4,664     315,366 SH         SOLE    NONE   315,366
PMA Capital Corp. Cl. A              CL A                 693419202  $     79      10,500 SH         SOLE    NONE    10,500
RF Monolithics Inc.                  COM                  74955f106  $     13      10,462 SH         SOLE    NONE    10,462
Sparton Corporation                  COM                  847235108  $    674     110,674 SH         SOLE    NONE   110,674
Superior Industries International
 Inc.                                COM                  868168105  $  1,160      67,160 SH         SOLE    NONE    67,160
SWS Group Inc.                       COM                  78503N107  $  2,758     384,613 SH         SOLE    NONE   384,613
Sypris Solutions Inc.                COM                  871655106  $  1,715     553,073 SH         SOLE    NONE   553,073
Tandy Brands Accessories Inc.        COM                  875378101  $  1,284     396,318 SH         SOLE    NONE   396,318
Tecumseh Products Company - Class A  CL A                 878895200  $  3,723     324,563 SH         SOLE    NONE   324,563
Tecumseh Products Company - Class B  CL B                 878895101  $  5,405     483,020 SH         SOLE    NONE   483,020
Tesoro Corp.                         COM                  881609101  $  1,526     114,187 SH         SOLE    NONE   114,187
Thomas Properties Group, Inc.        COM                  884453101  $    753     210,870 SH         SOLE    NONE   210,870
Toreador Resources Corp.5.000%
 Due 10-01-25                        NOTE 5.000% 10/01/25 891050AB2  $    716     750,000 PRN        SOLE    NONE   750,000
Tower Group Inc.                     COM                  891777104  $  3,572     152,980 SH         SOLE    NONE   152,980
Ultra Petrol Bahamas                 COM                  P94398107  $    808     125,917 SH         SOLE    NONE   125,917
Unifi Inc.                           COM                  904677200  $  3,001     665,539 SH         SOLE    NONE   665,539
Universal Stainless & Alloy Products
 Inc.                                COM                  913837100  $  1,760      71,678 SH         SOLE    NONE    71,678
Vestin Realty Mortgage I Inc.        COM                  925490104  $     29      26,809 SH         SOLE    NONE    26,809
Western Refining Inc.                COM                  959319104  $  1,898     362,200 SH         SOLE    NONE   362,200
White Mountains Insurance Group      COM                  G9618E107  $  3,424      11,100 SH         SOLE    NONE    11,100
                                                                     $198,812